21. EMPLOYEES BENEFITS PLANS (Details 7) - Number		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Medical plan [Member]
Economic hypothesis
Discount rate		7.39%	9.26%
Inflation rate		3.80%	4.00%
Medical inflation		6.91%	7.12%
Wage growth rate
F.G.T.S. balance growth
Demoraphic data
Number of active participants		1,115	1,141
Number of assisted beneficiary participants		572	609
F.G.T.S. Penalty [Member]
Economic hypothesis
Discount rate		6.07%	8.76%
Inflation rate		3.80%	4.00%
Medical inflation
Wage growth rate		4.02%	5.18%
F.G.T.S. balance growth		3.80%	4.00%
Demoraphic data
Number of active participants		86,849	83,966
Other [Member]
Economic hypothesis
Discount rate	[1]	6.07%	8.76%
Inflation rate	[1]	3.80%	4.00%
Medical inflation	[1]
Wage growth rate	[1]	4.02%	5.18%
F.G.T.S. balance growth	[1]
Schedule of turnover - BRF's historical [Member] | Medical plan [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical		2,019	2018
Schedule of turnover - BRF's historical [Member] | F.G.T.S. Penalty [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical		2,019	2018
Schedule of mortality [Member] | Medical plan [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical		AT-2000	AT-2000
Schedule of mortality [Member] | F.G.T.S. Penalty [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical		AT-2000	AT-2000
Schedule of disabled [Member] | F.G.T.S. Penalty [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical		RRB-44	RRB-44

[1]	Includes retirement compensation and life insurance benefits.